UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Global Allocation Fund

Investor Class (RPGAX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$86	0.78%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,990	9,815	9,855
2015	10,436	10,497	10,259
2015	10,353	10,325	10,087
2015	10,083	9,997	9,908
2016	9,565	9,148	9,389
2016	10,104	9,903	10,104
2016	10,463	10,280	10,463
2016	10,501	10,201	10,332
2017	10,797	10,788	10,605
2017	11,335	11,401	11,062
2017	11,786	12,033	11,530
2017	12,170	12,568	11,857
2018	12,786	13,753	12,609
2018	12,425	13,016	12,164
2018	12,562	13,353	12,326
2018	11,888	12,503	11,769
2019	12,226	12,724	12,099
2019	12,836	13,675	12,662
2019	13,026	13,746	12,873
2019	13,226	14,078	13,152
2020	13,718	14,764	13,611
2020	12,481	12,997	12,581
2020	13,932	14,736	13,816
2020	14,106	14,766	13,814
2021	15,826	17,277	15,377
2021	16,766	18,943	16,209
2021	17,076	19,625	16,634
2021	17,303	20,270	16,811
2022	16,601	19,563	16,227
2022	15,378	17,912	14,853
2022	15,145	17,568	14,643
2022	14,266	16,225	13,449
2023	15,463	17,999	14,802
2023	15,521	18,281	14,927
2023	16,243	19,836	15,640
2023	15,211	17,929	14,381
2024	16,781	20,644	16,167
2024	17,333	21,474	16,373
2024	18,227	23,212	17,500
2024	18,427	23,808	17,774

202411-4029887, 202412-3916058

F154-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Investor Class)	21.14%	6.86%	6.30%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	5.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$812,075
  Number of Portfolio Holdings1,549
  Investment Advisory Fees Paid (000s)$4,332
  Portfolio Turnover Rate38.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

Investor Class (RPGAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Global Allocation Fund

Advisor Class (PAFGX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$112	1.01%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,990	9,815	9,855
2015	10,437	10,497	10,259
2015	10,353	10,325	10,087
2015	10,083	9,997	9,908
2016	9,554	9,148	9,389
2016	10,094	9,903	10,104
2016	10,454	10,280	10,463
2016	10,482	10,201	10,332
2017	10,789	10,788	10,605
2017	11,308	11,401	11,062
2017	11,750	12,033	11,530
2017	12,124	12,568	11,857
2018	12,741	13,753	12,609
2018	12,360	13,016	12,164
2018	12,487	13,353	12,326
2018	11,814	12,503	11,769
2019	12,140	12,724	12,099
2019	12,739	13,675	12,662
2019	12,908	13,746	12,873
2019	13,098	14,078	13,152
2020	13,578	14,764	13,611
2020	12,335	12,997	12,581
2020	13,761	14,736	13,816
2020	13,924	14,766	13,814
2021	15,617	17,277	15,377
2021	16,520	18,943	16,209
2021	16,818	19,625	16,634
2021	17,033	20,270	16,811
2022	16,328	19,563	16,227
2022	15,117	17,912	14,853
2022	14,874	17,568	14,643
2022	13,994	16,225	13,449
2023	15,169	17,999	14,802
2023	15,215	18,281	14,927
2023	15,905	19,836	15,640
2023	14,886	17,929	14,381
2024	16,415	20,644	16,167
2024	16,936	21,474	16,373
2024	17,805	23,212	17,500
2024	17,990	23,808	17,774

202411-4029887, 202412-3916058

F244-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Advisor Class)	20.85%	6.55%	6.05%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	9.06
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	5.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$812,075
  Number of Portfolio Holdings1,549
  Investment Advisory Fees Paid (000s)$4,332
  Portfolio Turnover Rate38.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

Advisor Class (PAFGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Global Allocation Fund

I Class (TGAFX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$66	0.60%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major stock indexes posting double-digit gains. Global emerging markets outpaced their developed markets counterparts during the period. In the fixed income universe, a very strong fourth quarter of 2023 and third quarter of 2024 offset negative returns in global bond markets during the first and second quarters of 2024.

  Versus the Morningstar Global Allocation Index, security selection within U.S. small- and mid-cap securities had a positive impact during the period. The inclusion of international developed markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection among emerging markets equities was a notable detractor during the period. Our overweight allocation to cash during the period also weighed on relative returns during a period of strong returns for both stocks and bonds.

  The fund seeks long-term capital appreciation and income. It provides investors a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes—emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
4/30/16	510,506	513,519	513,603
7/31/16	529,131	533,078	531,818
10/31/16	531,996	529,014	525,192
1/31/17	547,484	559,439	539,056
4/30/17	574,688	591,241	562,268
7/31/17	598,006	624,010	586,061
10/31/17	617,923	651,761	602,713
1/31/18	649,662	713,175	640,930
4/30/18	630,860	674,982	618,298
7/31/18	638,281	692,436	626,552
10/31/18	604,141	648,387	598,234
1/31/19	621,288	659,820	614,984
4/30/19	652,758	709,151	643,598
7/31/19	662,403	712,848	654,340
10/31/19	672,554	730,029	668,505
1/31/20	697,989	765,634	691,844
4/30/20	634,724	673,995	639,510
7/31/20	708,878	764,164	702,260
10/31/20	717,694	765,711	702,186
1/31/21	805,966	895,935	781,601
4/30/21	853,685	982,323	823,929
7/31/21	869,940	1,017,721	845,539
10/31/21	882,001	1,051,148	854,536
1/31/22	846,412	1,014,473	824,809
4/30/22	784,259	928,861	754,985
7/31/22	772,394	911,023	744,305
10/31/22	727,756	841,367	683,641
1/31/23	789,168	933,377	752,407
4/30/23	792,675	948,012	758,746
7/31/23	829,503	1,028,638	794,988
10/31/23	776,892	929,727	731,007
1/31/24	858,231	1,070,556	821,785
4/30/24	886,498	1,113,559	832,245
7/31/24	932,207	1,203,697	889,562
10/31/24	943,032	1,234,592	903,450

202411-4029887, 202412-3916058

F218-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Global Allocation Fund (I Class)	21.39%	6.99%	7.65%
MSCI All Country World Index Net (Regulatory Benchmark)	32.79	11.08	11.07
Morningstar Global Allocation Index (Strategy Benchmark)	23.59	6.21	7.11

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$812,075
  Number of Portfolio Holdings1,549
  Investment Advisory Fees Paid (000s)$4,332
  Portfolio Turnover Rate38.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.0%
Bond Mutual Funds	15.6
Equity Mutual Funds	7.9
Private Investment Companies	7.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.0
Corporate Bonds	4.1
Non-U.S. Government Mortgage-Backed Securities	0.7
Securities Lending Collateral	0.7
Short-Term and Other	2.3

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.7%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.4
T. Rowe Price Emerging Markets Bond Fund - I Class	3.9
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price International Bond Fund - I Class	2.9
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
U.S. Treasury Bonds	2.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

I Class (TGAFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,083
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
RPGAX Global Allocation Fund
PAFGX Global Allocation Fund–
.
Advisor Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 13.26 $ 12.83 $ 16.75 $ 13.80 $ 13.22
Investment activities
Net investment income
(1)(2)
0.28 0.25 0.20 0.16 0.15
Net realized and unrealized
gain/loss 2.49 0.59 (2.95) 2.95 0.72
Total from investment activities 2.77 0.84 (2.75) 3.11 0.87
Distributions
Net investment income (0.36) (0.22) (0.15) (0.14) (0.18)
Net realized gain — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.36) (0.41) (1.17) (0.16) (0.29)
NET ASSET VALUE
End of period $ 15.67 $ 13.26 $ 12.83 $ 16.75 $ 13.80
Ratios/Supplemental Data
Total return
(2)(3)
21.14% 6.62% (17.55)% 22.66% 6.65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.92% 0.86% 0.86% 0.83% 0.84%
Net expenses after waivers/
payments by Price Associates 0.78% 0.72% 0.73% 0.72% 0.73%
Net investment income 1.86% 1.89% 1.37% 1.01% 1.12%
Portfolio turnover rate 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end of period (in
thousands) $516,949 $492,231 $708,365 $1,037,535 $731,173
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 13.16 $ 12.71 $ 16.59 $ 13.67 $ 13.13
Investment activities
Net investment income
(1)(2)
0.24 0.21 0.15 0.11 0.11
Net realized and unrealized
gain/loss 2.47 0.59 (2.93) 2.93 0.71
Total from investment activities 2.71 0.80 (2.78) 3.04 0.82
Distributions
Net investment income (0.33) (0.16) (0.08) (0.10) (0.17)
Net realized gain — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.33) (0.35) (1.10) (0.12) (0.28)
NET ASSET VALUE
End of period $ 15.54 $ 13.16 $ 12.71 $ 16.59 $ 13.67
Ratios/Supplemental Data
Total return
(2)(3)
20.85% 6.38% (17.85)% 22.33% 6.31%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.25% 1.19% 1.18% 1.17% 1.17%
Net expenses after waivers/
payments by Price Associates 1.01% 1.01% 1.02% 1.04% 1.05%
Net investment income 1.65% 1.59% 1.08% 0.70% 0.81%
Portfolio turnover rate 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end of period (in
thousands) $3,385 $3,446 $4,457 $6,662 $10,435
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 13.29 $ 12.88 $ 16.82 $ 13.84 $ 13.25
Investment activities
Net investment income
(1)(2)
0.31 0.27 0.22 0.18 0.16
Net realized and unrealized
gain/loss 2.49 0.58 (2.97) 2.97 0.72
Total from investment activities 2.80 0.85 (2.75) 3.15 0.88
Distributions
Net investment income (0.41) (0.25) (0.17) (0.15) (0.18)
Net realized gain — (0.19) (1.02) (0.02) (0.11)
Total distributions (0.41) (0.44) (1.19) (0.17) (0.29)
NET ASSET VALUE
End of period $ 15.68 $ 13.29 $ 12.88 $ 16.82 $ 13.84
Ratios/Supplemental Data
Total return
(2)(3)
21.39% 6.75% (17.49)% 22.89% 6.71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.76% 0.75% 0.73% 0.75%
Net expenses after waivers/
payments by Price Associates 0.60% 0.59% 0.60% 0.62% 0.63%
Net investment income 2.06% 1.99% 1.59% 1.11% 1.22%
Portfolio turnover rate 38.8% 50.5% 72.1% 42.2% 56.8%
Net assets, end of period (in
thousands) $291,741 $276,877 $241,804 $191,932 $104,623
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
October 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD) (1) 32,727 288
Banco BBVA Argentina, ADR (USD) (1) 2,348 33
Globant (USD) (2) 1,149 241
MercadoLibre (USD) (2) 654 1,332
Tenaris, ADR (USD)  1,455 48
Total Argentina (Cost $789) 1,942
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  6,155 57
ANZ Group Holdings  8,214 167
BHP Group  44,618 1,240
BHP Group (GBP) (1) 11,561 321
Capricorn Metals (2) 25,549 103
Challenger  14,030 56
Champion Iron  11,222 43
Champion Iron (CAD)  6,751 26
Cochlear  358 66
De Grey Mining (2) 34,564 34
Downer EDI  25,738 94
Emerald Resources (2) 35,228 97
Frontier Digital Ventures (2) 215,761 64
Goodman Group  9,185 219
IGO  18,089 62
Macquarie Group  1,340 203
Mineral Resources  540 14
Northern Star Resources  17,314 201
oOh!media  66,161 54
Pilbara Minerals (2) 95,265 176
Predictive Discovery (2) 184,797 34
Reliance Worldwide  19,880 68
Scentre Group  148,672 341
South32  39,570 95
Worley  22,678 208
4,043
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (3) 140,000 119

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Transurban Finance, 4.125%, 2/2/26 (USD) (3) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (3) 67,000 64
Woodside Finance, 4.50%, 3/4/29 (USD) (3) 105,000 102
300
Total Australia (Cost $3,361) 4,343
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  14,435 1,119
Erste Group Bank  11,935 675
OMV  2,043 85
Schoeller-Bleckmann Oilfield Equipment  1,885 56
Total Austria (Cost $1,332) 1,935
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  40,258 142
Total Bahrain (Cost $120) 142
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  322,228 138
Square Pharmaceuticals  32,949 60
Total Bangladesh (Cost $190) 198
BELGIUM 0.0%
Common Stocks 0.0%
Shurgard Self Storage  2,092 90
Umicore  4,604 55
Warehouses De Pauw  3,110 74
Total Belgium (Cost $291) 219
BRAZIL 0.4%
Common Stocks 0.4%
B3  181,454 334
CI&T, Class A (USD) (2) 11,453 75
Hypera  29,735 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,073 53
Itau Unibanco Holding, ADR (USD)  30,685 186
Klabin  101,410 368
Localiza Rent a Car  46,313 337
Multiplan Empreendimentos Imobiliarios  25,304 112
NU Holdings, Class A (USD) (2) 19,373 292
Petroleo Brasileiro, ADR (USD)  17,700 238
Raia Drogasil  111,461 472
TOTVS  11,500 59
Vale, ADR (USD)  43,143 462
WEG  41,649 392
Total Brazil (Cost $3,745) 3,494
CANADA 1.6%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (1)(2) 1,400 26
26
Common Stocks 1.4%
Agnico Eagle Mines  3,584 309
Agnico Eagle Mines (USD)  723 62
Alamos Gold, Class A (1) 9,743 197
Alamos Gold, Class A (USD)  4,625 93
Aritzia (2) 4,822 155
Artemis Gold (2) 4,239 43
AtkinsRealis Group (1) 4,315 208
ATS (2) 2,571 77
Aya Gold & Silver (1)(2) 17,454 224
Barrick Gold (USD)  8,848 171
Boardwalk Real Estate Investment Trust  1,064 55
Brookfield  4,262 226
BRP  2,280 112
Cameco (USD)  3,487 182
Canadian Apartment Properties REIT (1) 1,390 46
Canadian National Railway (USD)  2,586 279
Canadian Natural Resources  6,518 222
Capstone Copper (2) 3,403 24
Cenovus Energy  8,941 144
Colliers International Group (USD)  593 91
Constellation Software  73 220
Constellation Software, Warrants, 3/31/40 (2)(4) 79 —
Definity Financial  11,149 430

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
dentalcorp Holdings (2) 9,562 65
Descartes Systems Group (2) 2,170 225
Descartes Systems Group (USD) (2) 887 92
Element Fleet Management  26,199 536
Enbridge (USD)  6,030 244
ERO Copper (1)(2) 30,760 565
Exchange Income (1) 3,196 126
First Quantum Minerals (2) 5,161 67
Foran Mining (2) 14,996 47
Franco-Nevada  3,332 442
Franco-Nevada (USD)  4,039 536
G Mining Ventures (2) 13,097 112
Hudbay Minerals (USD)  2,743 25
Ivanhoe Mines, Class A (2) 11,447 151
Jamieson Wellness (1) 4,227 101
Kinaxis (2) 671 75
Kinross Gold (USD)  6,288 63
Lundin Gold  4,667 113
Magna International (USD) (1) 4,668 184
Maple Leaf Foods  4,505 68
National Bank of Canada  5,322 508
New Gold (2) 7,893 22
NGEx Minerals (2) 6,145 52
NuVista Energy (2) 10,751 86
Osisko Gold Royalties  10,812 218
Parex Resources  2,692 25
Richelieu Hardware  2,930 77
Shopify, Class A (2) 2,061 161
Shopify, Class A (USD) (2) 5,179 405
Skeena Resources (2) 9,206 89
Snowline Gold (2) 8,905 37
South Bow (2) 1,998 50
Spin Master  3,723 79
StorageVault Canada  42,860 125
Sun Life Financial  5,451 302
Suncor Energy  4,539 171
Suncor Energy (USD)  5,982 226
Teck Resources, Class B (USD)  5,910 275
TMX Group  3,710 116
Wesdome Gold Mines (2) 17,975 158
West Fraser Timber  1,027 93
Wheaton Precious Metals  6,091 402

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals (USD)  5,474 361
11,445
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 98
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 122
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 215
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 115
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Enbridge, 5.625%, 4/5/34 (USD)  65,000 66
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 214
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD) (3) 35,000 34
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 142
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 91
1,177
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD) (1) 135,000 131
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 311
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 244
686
Total Canada (Cost $10,333) 13,334
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (2)(4)(5) 1,810 497
Total Cayman Islands (Cost $89) 497
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  13,057 292
292
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 230

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (3) 220,000 198
428
Total Chile (Cost $629) 720
CHINA 1.7%
Common Stocks 1.2%
58.com (USD) (2)(4) 5,864 —
Alibaba Group Holding, ADR (USD)  12,372 1,212
Atour Lifestyle Holdings, ADR (USD)  1,833 48
Baidu, ADR (USD) (2) 644 59
BeiGene, ADR (USD) (2) 720 146
Bilibili, Class Z (HKD) (2) 3,360 74
BOC Aviation (HKD)  9,400 73
Bosideng International Holdings (HKD)  190,000 107
China Resources Gas Group (HKD)  33,000 127
China Resources Mixc Lifestyle Services (HKD)  76,000 314
CMOC Group, Class H (HKD)  63,000 52
COSCO SHIPPING Energy Transportation, Class H (HKD)  40,000 38
Fosun International (HKD)  49,500 28
H World Group (HKD)  37,600 138
Haier Smart Home, Class H (HKD)  24,200 88
Kanzhun, ADR (USD)  14,457 210
KE Holdings, ADR (USD)  24,585 539
Kingboard Laminates Holdings (HKD)  75,000 65
Meituan, Class B (HKD) (2) 25,000 591
Midea Group (HKD) (2) 25,800 242
NetEase, ADR (USD) (1) 2,712 218
New Oriental Education & Technology Group, ADR (USD)  6,122 383
PDD Holdings, ADR (USD) (2) 5,614 677
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 71
Tencent Holdings (HKD)  43,854 2,287
Tsingtao Brewery, Class H (HKD)  14,000 90
Yangzijiang Shipbuilding Holdings (SGD)  39,500 77
Yum China Holdings (USD)  26,947 1,189
Zhongsheng Group Holdings (HKD)  115,500 178
Zijin Mining Group, Class H (HKD)  62,000 132
ZTO Express Cayman, ADR (USD)  17,889 413
9,866
Common Stocks - China A Shares 0.5%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  3,009 51
China Oilfield Services, A Shares (CNH)  52,700 112

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CNOOC Energy Technology & Services, A Shares (CNH)  155,600 96
CRRC, A Shares (CNH)  393,500 460
Eastroc Beverage Group, A Shares (CNH)  7,980 238
Fuyao Glass Industry Group, A Shares (CNH)  32,962 264
Hangcha Group, A Shares (CNH)  50,980 127
Hongfa Technology, A Shares (CNH)  25,160 107
Huali Industrial Group, A Shares (CNH)  6,400 60
Humanwell Healthcare Group, A Shares (CNH)  19,600 59
Jiangsu Hengli Hydraulic, A Shares (CNH)  43,300 315
Kweichow Moutai, A Shares (CNH)  1,360 292
Loncin Motor, A Shares (CNH)  43,600 50
NARI Technology, A Shares (CNH)  28,421 104
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 122
Shenzhen Inovance Technology, A Shares (CNH)  13,400 105
Shenzhen Jufei Optoelectronics, A Shares (CNH)  73,400 80
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  5,600 210
Wuliangye Yibin, A Shares (CNH)  5,600 116
WUS Printed Circuit Kunshan, A Shares (CNH)  9,900 56
Xiamen Faratronic, A Shares (CNH)  9,600 153
Xuji Electric, A Shares (CNH)  26,200 112
Yankershop Food, A Shares (CNH)  13,600 96
Yantai Jereh Oilfield Services Group, A Shares (CNH)  27,100 128
Yifeng Pharmacy Chain, A Shares (CNH)  140,256 468
YTO Express Group, A Shares (CNH)  24,100 56
Yunnan Aluminium, A Shares (CNH)  53,100 106
4,143
Total China (Cost $11,940) 14,009
COLOMBIA 0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  2,390 76
Geopark (USD)  3,382 27
Total Colombia (Cost $103) 103
DENMARK 0.4%
Common Stocks 0.3%
Coloplast, Class B (1) 1,753 220
Genmab (2) 867 194
Novo Nordisk, ADR (USD)  2,895 324
Novo Nordisk, Class B  15,676 1,758
Royal Unibrew  966 73

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zealand Pharma (1)(2) 1,243 143
2,712
Corporate Bonds 0.1%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (3)(6) 335,000 333
333
Total Denmark (Cost $2,364) 3,045
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (2) 33,821 17
Total Egypt (Cost $24) 17
FINLAND 0.2%
Common Stocks 0.2%
Elisa  5,610 267
Mandatum  22,124 102
Sampo, Class A  18,343 814
Stora Enso, Class R  10,239 114
Valmet (1) 11,664 299
Total Finland (Cost $1,373) 1,596
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  2,563 460
Airbus  5,322 812
Alstom (2) 4,140 91
ArcelorMittal  6,394 158
AXA  24,128 906
Beneteau  6,747 74
BNP Paribas  5,810 397
Capgemini  672 117
Cie de Saint-Gobain  1,623 147
Coface  4,748 77
Dassault Aviation  1,125 227
Edenred  15,087 488
Engie  28,494 478
Eramet  1,497 89
Esker  489 139
EssilorLuxottica  2,355 552

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Eurofins Scientific  2,518 124
Euronext  3,464 382
Forvia  3,171 30
Gecina  648 69
Kering  399 100
L'Oreal  688 258
Lectra  3,093 86
Legrand  2,722 307
LVMH Moet Hennessy Louis Vuitton  1,076 716
Nexity (2) 8,149 127
Planisware (2) 6,468 158
Robertet  4 4
Safran  2,526 572
Sanofi  8,509 899
Sartorius Stedim Biotech  2,282 458
Schneider Electric  319 83
SPIE  16,221 587
Teleperformance  795 84
Thales  831 134
TotalEnergies  28,765 1,805
Ubisoft Entertainment (2) 3,655 55
Verallia  8,316 240
Vinci  796 89
Virbac  446 170
12,749
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (3)(6) 350,000 303
BPCE, 4.50%, 3/15/25 (USD) (3) 400,000 399
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 273
975
Total France (Cost $10,428) 13,724
GERMANY 1.6%
Common Stocks 1.5%
Adesso (1) 516 38
Allianz  2,491 784
BASF  5,860 285
Bayer  6,732 181
Covestro (2) 4,993 316
Daimler Truck Holding  10,398 430
Deutsche Post  2,581 104

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Deutsche Telekom  34,866 1,054
Douglas (2) 2,502 51
Evotec (1)(2) 5,184 40
flatexDEGIRO  14,515 213
Fresenius (2) 4,357 159
Heidelberg Materials  912 101
Hypoport (2) 401 94
Infineon Technologies  9,630 305
KION Group  4,007 156
Knaus Tabbert (1) 1,438 35
LEG Immobilien  1,232 116
Mercedes-Benz Group  1,469 89
Merck  2,311 382
Muenchener Rueckversicherungs-Gesellschaft  1,241 635
Nagarro (1)(2) 746 73
Puma  6,242 285
Redcare Pharmacy (1)(2) 2,552 391
SAP  7,399 1,728
Schott Pharma  5,161 167
Scout24  4,308 372
Siemens  10,569 2,056
Siemens Healthineers  14,901 778
Siltronic (1) 3,174 180
Springer Nature (2) 5,311 134
Symrise  2,081 250
Zalando (2) 2,982 90
12,072
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (3) 155,000 151
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (3) 155,000 155
306
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,070 146
Sartorius  806 209
Volkswagen  1,139 110
465
Total Germany (Cost $9,756) 12,843

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  72,600 573
Budweiser Brewing APAC  96,900 101
CK Hutchison Holdings  13,500 71
Galaxy Entertainment Group  17,000 76
Hongkong Land Holdings (USD)  14,300 61
Impro Precision Industries  118,000 35
Jardine Matheson Holdings (USD)  9,700 373
Kerry Properties  14,500 31
Samsonite International  30,600 72
Sun Hung Kai Properties  10,583 114
Swire Properties  20,600 42
Wharf Real Estate Investment  10,000 30
Yue Yuen Industrial Holdings  31,000 65
Total Hong Kong (Cost $1,548) 1,644
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  8,223 409
Total Hungary (Cost $271) 409
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (2) 4,317 57
Arion Banki  95,385 109
Total Iceland (Cost $164) 166
INDIA 1.0%
Common Stocks 1.0%
Asian Paints  9,594 334
Astral  5,357 113
Axis Bank  20,922 287
Blue Star  6,801 151
Computer Age Management Services  461 24
Craftsman Automation  272 16
CreditAccess Grameen  5,623 65
Dixon Technologies India  791 132

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HDFC Asset Management  6,100 311
HDFC Bank  13,244 272
HDFC Life Insurance  59,483 508
Hindalco Industries  4,916 40
Hindustan Unilever  8,720 262
ICICI Bank  46,179 708
ICICI Bank, ADR (USD)  2,991 91
Indraprastha Gas  18,659 93
Info Edge India  1,280 113
Infosys  33,050 690
InterGlobe Aviation (2) 621 30
JSW Steel  3,513 40
Kotak Mahindra Bank  44,922 922
Larsen & Toubro  12,261 527
Metro Brands  4,171 59
Nexus Select Trust  25,529 44
NTPC  48,554 235
Page Industries  181 93
Polycab India  1,871 144
Power Grid Corp. of India  60,734 231
Reliance Industries  38,548 610
Sapphire Foods India (2) 16,640 63
Tata Consultancy Services  4,615 217
Tata Motors  3,017 30
Tata Steel  39,564 70
TeamLease Services (2) 1,112 37
Titan  6,474 251
Torrent Pharmaceuticals  1,768 67
Varun Beverages  7,082 50
Vedant Fashions  4,288 71
Voltas  12,029 236
Zomato (2) 51,016 146
Total India (Cost $6,269) 8,383
INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia  1,375,300 897
Bank Mandiri Persero  812,300 345
Sarana Menara Nusantara  469,100 24
Sumber Alfaria Trijaya  1,179,800 249
Telkom Indonesia Persero  512,800 91
Total Indonesia (Cost $1,072) 1,606

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
Cairn Homes (GBP)  78,563 182
DCC (GBP)  2,264 143
ICON (USD) (2) 2,482 551
Kenmare Resources (GBP)  4,249 20
TE Connectivity (USD)  13,571 2,001
2,897
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 143
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 271
414
Total Ireland (Cost $3,168) 3,311
ITALY 0.5%
Common Stocks 0.5%
Amplifon  9,769 273
Ariston Holding  11,660 49
Banca Mediolanum  7,343 91
BFF Bank  8,729 85
Carel Industries  6,359 131
De' Longhi  5,102 160
DiaSorin  965 105
Enel  27,596 209
Ermenegildo Zegna (USD) (1) 15,715 119
Ferrari (USD)  362 172
FinecoBank Banca Fineco  9,424 150
GVS (2) 10,547 71
Interpump Group  1,338 60
Intesa Sanpaolo  142,616 610
Leonardo  7,211 172
Moncler  3,077 171
PRADA (HKD)  28,300 217
Prysmian  5,720 404
Stellantis  5,865 80
Technoprobe (2) 10,122 69
UniCredit  12,367 547
3,945

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (3) 200,000 181
181
Total Italy (Cost $2,704) 4,126
JAPAN 3.6%
Common Stocks 3.5%
Aiful  161,600 340
ARE Holdings  500 6
Asahi Group Holdings  10,500 126
Asahi Kasei  13,000 90
Astellas Pharma  30,300 355
Calbee  4,500 101
Central Japan Railway  5,600 116
Chugai Pharmaceutical  8,400 400
Comforia Residential REIT  23 45
CyberAgent  15,200 99
Daicel  9,900 87
Daiei Kankyo  11,100 229
Daiichi Sankyo  3,100 101
Daiwabo Holdings  11,500 207
Denso  14,800 210
Dexerials  7,800 119
Disco  500 142
eGuarantee  2,800 28
Eiken Chemical  8,700 141
Electric Power Development  7,800 130
Fujitsu  8,000 154
Fukuoka Financial Group  2,500 57
Fuso Chemical  3,400 83
Hamamatsu Photonics  17,800 235
Hanwa  10,300 341
Hikari Tsushin  1,600 323
Hitachi  32,300 812
Honda Motor  7,500 75
Horiba  4,000 246
Idec  8,500 137
IHI  5,600 298
Inpex  24,400 322
Invincible Investment  168 68
Isetan Mitsukoshi Holdings  12,400 185

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Isuzu Motors  9,000 116
ITOCHU  11,800 584
Japan Metropolitan Fund Invest  47 29
Kao  2,500 110
Keyence  700 316
Kirin Holdings  5,100 75
Komatsu  6,100 158
Konica Minolta  63,100 263
Kyoritsu Maintenance  2,700 43
Kyushu Railway  1,900 50
LY  33,200 91
MatsukiyoCocokara  5,200 71
METAWATER  11,400 132
MINEBEA MITSUMI  2,500 44
Mitsubishi  8,000 146
Mitsubishi Electric  33,800 595
Mitsubishi Estate  33,900 501
Mitsubishi HC Capital  12,500 84
Mitsubishi Logistics  4,500 30
Mitsubishi UFJ Financial Group  104,100 1,097
Mitsui Chemicals (1) 2,600 59
Mitsui Fudosan  73,100 624
Miura  16,900 395
Modec  7,700 168
Murata Manufacturing  11,800 206
Nakanishi  7,800 133
Nextage (1) 27,000 259
Nifco  9,900 230
Nintendo  6,500 343
Nippon Sanso Holdings  2,500 87
Nippon Seiki  10,300 81
Nippon Soda  17,200 286
Nippon Steel  17,200 344
Nippon Telegraph & Telephone  490,600 473
Nissan Chemical  2,600 88
Niterra  11,500 326
Nomura Real Estate Holdings  4,600 113
Nomura Research Institute  5,100 153
Obara Group  6,200 172
Olympus  19,500 343
Omron  2,300 91
Open House Group (1) 4,900 181
ORIX  19,800 417

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Panasonic Holdings  19,200 158
Persol Holdings  202,000 339
Recruit Holdings  14,300 873
Renesas Electronics  45,500 610
Rengo  27,000 164
Resona Holdings  50,300 332
Resorttrust  10,900 198
Round One  20,600 130
Sakata INX  15,800 159
Sankyu  3,400 118
Sega Sammy Holdings  14,300 269
Seven & i Holdings  69,600 1,002
Shimadzu  1,300 38
Shimizu  27,900 185
Shin-Etsu Chemical  7,500 275
Shionogi  4,500 64
SMC  200 85
Sompo Holdings  6,300 135
Sony Group  62,400 1,098
Stanley Electric  6,800 116
SUMCO (1) 9,700 93
Sumitomo  15,200 321
Sumitomo Mitsui Trust Group  4,700 103
Sumitomo Seika Chemicals  2,200 73
Suntory Beverage & Food  3,500 118
Suzuki Motor  14,400 143
Taiheiyo Cement  20,400 444
Takashimaya  24,600 195
Takeda Pharmaceutical  15,100 421
Takeuchi Manufacturing  3,900 122
TechnoPro Holdings  6,800 121
THK  4,000 66
TIS  2,600 65
Tokai Carbon (1) 33,300 188
Tokio Marine Holdings  22,800 821
Tokyo Century  6,900 70
Tokyo Electron  1,500 221
Tokyo Kiraboshi Financial Group  3,300 89
Tokyo Seimitsu  2,700 145
Tokyo Tatemono  7,300 119
Toyo Tire  23,500 333
Toyota Industries  1,900 132
Toyota Motor  49,100 846

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Toyota Tsusho  7,300 124
TRYT (1) 41,400 101
Welcia Holdings  2,700 34
Yamaha  23,500 190
Yellow Hat  3,900 64
28,625
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 284
284
Total Japan (Cost $22,868) 28,909
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  7,947 147
Kaspi.KZ, ADR (USD)  2,719 300
NAC Kazatomprom, GDR (USD)  6,345 248
Total Kazakhstan (Cost $388) 695
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  166,100 61
Safaricom  47,000 6
Total Kenya (Cost $56) 67
LITHUANIA 0.0%
Common Stocks 0.0%
Baltic Classifieds Group (GBP)  36,256 148
Total Lithuania (Cost $72) 148
LUXEMBOURG 0.1%
Common Stocks 0.1%
CVC Capital Partners (2) 23,599 495
Total Luxembourg (Cost $386) 495

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  123,393 104
Total Mauritius (Cost $84) 104
MEXICO 0.2%
Common Stocks 0.2%
Corp. Inmobiliaria Vesta (1) 29,242 76
Corp. Inmobiliaria Vesta, ADR (USD)  871 23
Fomento Economico Mexicano, ADR (USD)  2,100 203
Gruma, Class B  15,131 260
Grupo Aeroportuario del Sureste, ADR (USD)  282 76
Grupo Mexico, Series B  47,988 252
Industrias Penoles (2) 3,361 53
Vista Energy, ADR (USD) (2) 443 22
Wal-Mart de Mexico  153,093 423
1,388
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 248
248
Total Mexico (Cost $1,582) 1,636
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,460 135
Hightech Payment Systems  2,215 128
Label Vie  166 73
Total Morocco (Cost $295) 336
NETHERLANDS 1.0%
Common Stocks 0.9%
Aalberts  2,309 83
Adyen (2) 361 551
AerCap Holdings (USD)  1,140 107
Akzo Nobel  7,866 502
Argenx, ADR (USD) (2) 930 545
ASML Holding  2,908 1,957

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ASML Holding (USD)  489 329
ASR Nederland  1,530 73
BE Semiconductor Industries  767 82
Heineken  9,726 798
IMCD  1,283 204
ING Groep  75,443 1,280
Koninklijke Philips (2) 19,306 508
Prosus  11,343 478
Signify  2,518 62
7,559
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (3) 290,000 268
NXP, 2.65%, 2/15/32 (USD)  375,000 318
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 74
660
Total Netherlands (Cost $5,226) 8,219
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  5,045 108
108
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (3) 200,000 203
203
Total New Zealand (Cost $214) 311
NIGERIA 0.0%
Common Stocks 0.0%
Guaranty Trust Holding  1,533,662 49
Total Nigeria (Cost $45) 49
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  35,265 731
Equinor  25,244 600
Frontline  3,370 65
Norsk Hydro  7,335 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Seadrill (USD) (2) 1,300 51
Storebrand  37,853 432
Subsea 7  10,621 163
TGS  18,510 168
Total Norway (Cost $1,566) 2,255
OMAN 0.0%
Common Stocks 0.0%
OQ Exploration & Production (OMR) (2) 23,549 22
OQ Gas Networks (OMR)  210,212 75
Total Oman (Cost $103) 97
PAKISTAN 0.0%
Common Stocks 0.0%
National Bank of Pakistan (2) 152,000 33
Systems  27,908 49
Total Pakistan (Cost $63) 82
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E
(USD)  809 26
26
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 25
25
Total Panama (Cost $45) 51
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  1,169 215
InRetail Peru (USD)  2,256 71
Southern Copper (USD)  5,082 557
843

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 39
39
Total Peru (Cost $650) 882
PHILIPPINES 0.1%
Common Stocks 0.1%
Ayala  11,610 137
BDO Unibank  154,132 404
Jollibee Foods  54,700 249
SM Investments  13,890 224
Total Philippines (Cost $874) 1,014
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost $55) 54
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  219,305 111
Galp Energia  34,226 585
Jeronimo Martins  55,590 1,078
Total Portugal (Cost $1,437) 1,774
QATAR 0.1%
Common Stocks 0.1%
Qatar National Bank  83,876 399
Total Qatar (Cost $406) 399
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  41,884 259
BRD-Groupe Societe Generale  7,848 35
OMV Petrom  1,052,035 170
Total Romania (Cost $300) 464

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Polyus (2)(4) 294 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  29,488 689
Arabian Internet & Communications Services  1,175 80
Saudi Arabian Mining (2) 6,505 97
Saudi National Bank  78,373 689
Total Saudi Arabia (Cost $1,567) 1,555
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  68,940 105
DBS Group Holdings  6,980 202
Digital Core REIT Management (USD)  42,800 27
Mapletree Industrial Trust  35,800 65
Sea, ADR (USD) (2) 5,554 522
United Overseas Bank  18,100 440
Wilmar International  70,600 170
Total Singapore (Cost $995) 1,531
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  7,934 212
Total Slovenia (Cost $104) 212
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  1,258 49
Anglogold Ashanti (USD)  1,965 55
Anglogold Ashanti  3,060 85
Bid  9,341 220
Capitec Bank Holdings  990 179

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Clicks Group  14,538 311
Gold Fields  8,460 140
Harmony Gold Mining  6,211 67
Impala Platinum Holdings (2) 25,906 171
Northam Platinum Holdings  12,779 95
Sibanye Stillwater (2) 38,190 45
1,417
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (3) 200,000 175
175
Total South Africa (Cost $1,324) 1,592
SOUTH KOREA 0.4%
Common Stocks 0.4%
Hyundai Mobis  1,432 257
Hyundai Motor  748 115
JYP Entertainment  1,775 62
KB Financial Group  6,437 419
KT  5,326 170
KT, ADR (USD) (1)(2) 6,473 102
LG Chem  435 98
NAVER  1,005 123
POSCO Holdings  222 54
Samsung Electronics  34,678 1,473
SK Hynix  1,722 225
Total South Korea (Cost $2,501) 3,098
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes  4,209 120
Amadeus IT Group  14,233 1,032
Cellnex Telecom  1,902 70
Fluidra  5,005 135
Iberdrola  38,200 568
Laboratorios Farmaceuticos Rovi  2,886 245
Puig Brands, Class B (2) 3,552 82
2,252

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 183
183
Total Spain (Cost $1,538) 2,435
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  14,064 441
Autoliv, SDR  1,952 182
Beijer Ref (1) 6,626 100
Boliden  2,314 72
Camurus (2) 1,650 93
Elekta, Class B  14,716 89
Essity, Class B  18,470 522
Hexagon, Class B  5,755 54
Millicom International Cellular, SDR (2) 3,465 96
Nordnet (1) 6,833 142
Norva24 Group (2) 27,727 81
Sandvik  25,456 501
Spotify Technology (USD) (2) 933 359
Svenska Cellulosa, Class B (1) 20,746 275
Svenska Handelsbanken, Class A  11,741 122
Sweco, Class B  4,584 78
Swedbank, Class A  5,718 116
Telefonaktiebolaget LM Ericsson, Class B  45,828 384
Trelleborg, Class B  2,199 73
Troax Group  3,166 64
Total Sweden (Cost $3,167) 3,844
SWITZERLAND 1.0%
Common Stocks 0.9%
ABB  8,292 461
Alcon  7,467 686
ams-OSRAM (2) 3,138 30
Barry Callebaut  44 77
Bossard Holding (1) 228 55
Cie Financiere Richemont, Class A  6,405 933
DKSH Holding  2,095 150
Julius Baer Group  12,589 768
Montana Aerospace (2) 10,812 191

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nestle  10,572 999
Novartis  6,554 711
Partners Group Holding  286 393
Roche Holding  2,689 833
Sandoz Group  3,015 137
Sensirion Holding (1)(2) 161 12
SKAN Group  517 46
Sonova Holding  1,174 430
Tecan Group  254 64
Zurich Insurance Group  432 255
7,231
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (3) 235,000 208
UBS Group, VR, 1.364%, 1/30/27 (USD) (3)(6) 300,000 286
UBS Group, VR, 3.179%, 2/11/43 (USD) (3)(6) 200,000 149
643
Total Switzerland (Cost $5,886) 7,874
TAIWAN 1.1%
Common Stocks 1.1%
Accton Technology  15,000 252
Chailease Holding  70,540 330
Delta Electronics  18,000 222
Hon Hai Precision Industry  36,000 231
Largan Precision  1,000 70
MediaTek  10,000 389
Taiwan Semiconductor Manufacturing  212,000 6,648
Taiwan Semiconductor Manufacturing, ADR (USD)  3,009 574
Total Taiwan (Cost $2,690) 8,716
THAILAND 0.1%
Common Stocks 0.1%
Bangkok Dusit Medical Services, NVDR  230,100 187
Bumrungrad Hospital  26,800 216
SCB X  83,100 279
WHA  228,100 40
Total Thailand (Cost $622) 722

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED KINGDOM 2.7%
Common Stocks 2.4%
Adriatic Metals, CDI (AUD) (2) 84,534 236
Amcor, CDI (AUD)  6,458 71
Anglo American  12,793 397
Ashtead Group  1,088 81
AstraZeneca  5,730 815
AstraZeneca, ADR (USD)  39,603 2,818
Auction Technology Group (2) 19,285 112
Barclays  53,637 164
Big Yellow Group  11,328 176
BP  135,972 665
BP, ADR (USD)  1,994 59
Bridgepoint Group  77,023 312
British American Tobacco  2,282 80
BT Group (1) 173,159 309
Bunzl  4,847 213
Centamin  26,956 55
Compass Group  12,764 415
Croda International  4,423 212
Derwent London  2,311 65
Diageo  6,743 208
Diploma  1,296 71
Dowlais Group  50,303 32
Endava, ADR (USD) (1)(2) 5,138 122
Experian  1,823 89
Genuit Group  20,865 126
Genus  5,172 140
Georgia Capital (2) 5,992 78
Glencore  87,578 459
Great Portland Estates  17,244 70
Greggs  5,673 201
GSK, ADR (USD) (1) 4,791 176
Helios Towers (2) 93,001 127
Hiscox  16,171 225
HSBC Holdings  54,344 499
Immunocore Holdings, ADR (USD) (2) 1,316 41
Imperial Brands  7,810 236
Informa  32,933 344
Intermediate Capital Group  6,606 175
Investec  7,843 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
IQE (2) 286,423 44
Johnson Matthey  5,742 111
Kingfisher  66,480 251
Legal & General Group  16,980 48
Lloyds Banking Group  188,268 129
London Stock Exchange Group  4,229 573
Melrose Industries  39,696 243
National Grid  72,328 908
Next  2,126 269
Oxford Nanopore Technologies (2) 20,183 35
Pearson  6,256 92
Persimmon  14,322 271
Prudential  24,458 204
Renishaw  1,842 75
Rightmove  8,349 64
Rio Tinto  2,534 164
Rolls-Royce Holdings (2) 63,211 436
Rotork  49,533 192
Segro  39,054 396
Shell  10,334 345
Shell, ADR (USD)  5,288 357
Smith & Nephew  9,227 115
Smiths Group  3,897 77
Spirax Group  2,218 185
SSE  4,322 98
Standard Chartered  31,447 365
Syncona (2) 33,100 46
Taylor Wimpey  41,784 79
TBC Bank Group  1,762 62
Unilever (EUR)  2,082 127
Unilever  28,370 1,731
UNITE Group  4,864 55
Watches of Switzerland Group (2) 15,079 79
Weir Group  5,129 138
WPP  37,552 395
Yellow Cake (2) 3,654 26
YouGov  18,891 113
19,632
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (2)(4)(5) 475 7
7

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 318
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 109
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (3) 210,000 196
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 180
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 224
Nationwide Building Society, 1.50%, 10/13/26 (USD) (3) 405,000 381
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 91
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 188
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (3)(6) 320,000 319
2,006
Total United Kingdom (Cost $17,603) 21,645
UNITED STATES 74.6%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2,
Class D, 1.29%, 6/18/27  150,000 144
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (3) 85,413 86
Avis Budget Rental Car Funding AESOP, Series 2020-2A,
Class A, 2.02%, 2/20/27 (3) 100,000 97
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 89
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 144
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (3) 140,000 134
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (3) 122,105 113
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (3) 123,057 110
Elara HGV Timeshare Issuer, Series 2023-A, Class A,
6.16%, 2/25/38 (3) 69,774 71
Elara HGV Timeshare Issuer, Series 2023-A, Class B,
6.53%, 2/25/38 (3) 69,774 71
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30 (3) 168,345 169
Exeter Automobile Receivables Trust, Series 2021-4A, Class
C, 1.46%, 10/15/27  30,975 31
Ford Credit Auto Owner Trust, Series 2020-2, Class C,
1.74%, 4/15/33 (3) 115,000 111

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ford Credit Auto Owner Trust, Series 2023-1, Class A,
4.85%, 8/15/35 (3) 185,000 186
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 199
GM Financial Automobile Leasing Trust, Series 2023-1,
Class C, 5.76%, 1/20/27  180,000 181
Golub Capital Partners, Series 2019-43A, Class A1R, CLO,
FRN, 3M TSFR + 1.34%, 10/20/37 (3)(7) 250,000 250
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (3) 109,450 111
Highbridge Loan Management, Series 5A-2015, Class
A1R3, CLO, FRN, 3M TSFR + 1.06%, 5.695%, 10/15/30 (3) 250,000 250
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN,
3M TSFR + 1.37%, 6.026%, 7/15/35 (3) 250,000 250
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (3) 2,729 3
Kubota Credit Owner Trust, Series 2023-1A, Class A4,
5.07%, 2/15/29 (3) 50,000 50
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (3) 53,347 52
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (3) 26,686 25
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (3) 93,557 91
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (3) 20,741 19
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (3) 21,242 20
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (3) 122,758 113
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (3) 33,264 33
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (3) 100,000 91
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (3) 123,694 111
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 6.176%, 4/25/37 (3) 250,000 251
SMB Private Education Loan Trust, Series 2016-A, Class
A2A, 2.70%, 5/15/31 (3) 692 1
SMB Private Education Loan Trust, Series 2016-B, Class
A2B, FRN, 1M TSFR + 1.564%, 6.368%, 2/17/32 (3) 8,385 8
SMB Private Education Loan Trust, Series 2017-A, Class
A2A, 2.88%, 9/15/34 (3) 26,818 26
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (3) 21,992 22
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (3) 43,714 41

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (3) 103,977 92
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (3) 149,831 152
3,998
Bond Mutual Funds 15.6%
T. Rowe Price Dynamic Global Bond Fund - I Class,
4.413% (8)(9) 2,043,066 15,875
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.01% (8)(9) 3,460,552 31,976
T. Rowe Price Emerging Markets Local Currency Bond Fund
- I Class, 6.368% (8)(9) 3,685,806 17,544
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.737% (8)(9) 942,329 8,914
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.57% (8)(9) 2,700,277 21,224
T. Rowe Price International Bond Fund - I Class, 3.444% (8)
(9) 3,295,718 23,334
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.265% (8)(9) 869,704 7,384
126,251
Common Stocks 31.7%
AbbVie  4,599 938
Acadia Realty Trust, REIT  10,172 249
Adobe (2) 355 170
Advanced Micro Devices (2) 6,412 924
Agree Realty, REIT (1) 471 35
Alcoa  1,630 65
Alexandria Real Estate Equities, REIT  507 57
Allstate  7,601 1,418
Alphabet, Class A  3,026 518
Alphabet, Class C  33,797 5,836
Amazon.com (2) 43,794 8,163
Ameren  10,782 939
American Express  7,757 2,095
American Homes 4 Rent, Class A, REIT  7,718 272
American Tower, REIT  2,462 526
AMETEK  12,097 2,218
Amgen  2,027 649
Amphenol, Class A  22,706 1,522
Analog Devices  6,798 1,517
Annaly Capital Management, REIT  22,200 422
Apollo Global Management  1,514 217

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Apple  56,831 12,839
Apple Hospitality REIT, REIT  7,665 113
Atlas Energy Solutions (1) 2,217 43
Atlassian, Class A (2) 404 76
Atmos Energy  8,392 1,165
Autodesk (2) 2,197 624
AutoZone (2) 255 767
AvalonBay Communities, REIT  4,711 1,044
Avidity Biosciences (2) 739 31
Baker Hughes  3,514 134
Ball  810 48
Bank of America  58,416 2,443
Becton Dickinson & Company  3,200 747
Berkshire Hathaway, Class B (2) 6,912 3,117
BILL Holdings (2) 3,315 193
Boeing (2) 4,009 599
Booking Holdings  403 1,885
Booz Allen Hamilton Holding  5,866 1,066
Bristol-Myers Squibb  9,236 515
Broadcom  7,283 1,236
Broadridge Financial Solutions  3,234 682
Broadstone Net Lease, REIT  796 14
Camden Property Trust, REIT  1,028 119
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (2)
(4)(5) 105 139
Carvana (2) 6,189 1,531
CBRE Group, Class A (2) 850 111
Cencora  10,575 2,412
Centene (2) 1,283 80
CF Industries Holdings  1,085 89
Charles Schwab  25,214 1,786
Chevron  8,253 1,228
Chipotle Mexican Grill (2) 9,199 513
Chubb  5,098 1,440
Cigna Group  1,085 342
Cintas  488 100
Citigroup  10,536 676
Cleveland-Cliffs (2) 4,427 57
CME Group  5,242 1,181
CMS Energy  14,705 1,024
Coca-Cola  44,857 2,930
Colgate-Palmolive  20,692 1,939
Comcast, Class A  19,539 853

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Metals  799 43
Confluent, Class A (2) 1,232 32
ConocoPhillips  22,360 2,449
Constellation Energy  1,347 354
Corebridge Financial  10,653 338
Corpay (2) 1,632 538
Corteva  740 45
Coupang (2) 2,300 59
Crowdstrike Holdings, Class A (2) 339 101
Crown Castle, REIT  1,112 120
CSX  37,857 1,274
CubeSmart, REIT  6,356 304
Cummins  3,966 1,305
Danaher  3,823 939
Datadog, Class A (2) 537 67
Dayforce (1)(2) 4,191 297
Deere  4,833 1,956
Diamondback Energy  7,353 1,300
Digital Realty Trust, REIT  180 32
Dollar General  1,449 116
Dollar Tree (2) 4,333 280
Dominion Energy  723 43
DoorDash, Class A (2) 965 151
Douglas Emmett, REIT  4,416 79
Dover  1,383 262
East West Bancorp  2,201 215
EastGroup Properties, REIT  1,053 180
Elevance Health  5,843 2,371
Eli Lilly  4,085 3,389
Entegris  419 44
EOG Resources  1,980 241
EPR Properties, REIT  306 14
EQT  38,120 1,393
Equifax  2,672 708
Equinix, REIT  1,634 1,484
Equity LifeStyle Properties, REIT  7,444 522
Equity Residential, REIT  5,057 356
Essential Properties Realty Trust, REIT  990 31
Essex Property Trust, REIT  1,452 412
Evercore, Class A  267 71
Exelon  21,500 845
Expand Energy  15,458 1,310
Expro Group Holdings (2) 2,650 34

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Extra Space Storage, REIT  278 45
Exxon Mobil  24,488 2,860
Fair Isaac (2) 573 1,142
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3 (2)(4)(5) 163 1
Federal Realty Investment Trust, REIT  240 27
FedEx  1,809 495
Ferguson Enterprises  2,997 590
FirstEnergy  1,007 42
Fiserv (2) 11,127 2,202
Floor & Decor Holdings, Class A (2) 958 99
Fortinet (2) 2,256 177
Freeport-McMoRan  13,689 616
FTI Consulting (2) 1,351 264
Gaming & Leisure Properties, REIT  5,726 287
GE HealthCare Technologies  3,658 320
GE Vernova (2) 1,631 492
General Dynamics  4,668 1,361
General Electric  10,067 1,729
Global Payments  4,212 437
Goldman Sachs Group  2,894 1,498
Gusto, Acquisition Date: 10/4/21, Cost $24 (2)(4)(5) 826 15
Halliburton  5,394 150
HB Fuller  650 48
HCA Healthcare  621 223
Hess  403 54
Hilton Worldwide Holdings  1,638 385
Home Depot  3,929 1,547
Host Hotels & Resorts, REIT  562 10
Howmet Aerospace  1,186 118
Hubbell  150 64
Humana  424 109
Huntington Bancshares  65,830 1,026
Huntsman  2,198 48
IDEXX Laboratories (2) 559 227
Ingersoll Rand  5,768 554
Insmed (2) 2,470 166
International Flavors & Fragrances  769 76
International Paper  37,311 2,072
Intuit  496 303
Intuitive Surgical (2) 2,145 1,081
Ivanhoe Electric (1)(2) 3,521 36
Johnson & Johnson  10,658 1,704

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase  19,602 4,350
Kenvue  131,739 3,021
Keurig Dr Pepper  50,374 1,660
KeyCorp  27,642 477
Keysight Technologies (2) 13,918 2,074
Kilroy Realty, REIT  3,413 137
Kimco Realty, REIT  3,556 84
Kinder Morgan  2,301 56
KLA  1,594 1,062
Kodiak Gas Services  1,326 42
Kosmos Energy (2) 34,046 128
L3Harris Technologies  3,052 755
Lam Research  920 68
Laureate Education  4,994 86
Linde  5,031 2,295
Lineage, REIT  836 62
Loar Holdings (1)(2) 778 67
Louisiana-Pacific  917 91
Lowe's  3,289 861
Lululemon Athletica (2) 219 65
Marathon Petroleum  1,538 224
Marriott International, Class A  1,295 337
Marsh & McLennan  7,175 1,566
Martin Marietta Materials  840 498
Mastercard, Class A  2,073 1,036
McDonald's  5,915 1,728
Merck  4,533 464
Meta Platforms, Class A  7,226 4,101
MetLife  3,614 283
Mettler-Toledo International (2) 511 660
Microsoft  31,236 12,693
Middleby (2) 1,175 152
Molina Healthcare (2) 1,980 636
Mondelez International, Class A  9,388 643
MongoDB (2) 452 122
Monolithic Power Systems  284 216
Morgan Stanley  1,566 182
Mosaic  15,830 424
MP Materials (1)(2) 4,252 76
MSCI  69 39
Natera (2) 858 104
Netflix (2) 3,750 2,835
Newmont  4,393 200

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Newmont, CDI (AUD)  2,462 114
NextEra Energy  11,420 905
NIKE, Class B  254 20
NNN REIT, REIT  1,031 45
Noble  1,485 47
Norfolk Southern  3,523 882
Northrop Grumman  656 334
Nucor  2,574 365
NVIDIA  105,826 14,049
NXP Semiconductors  1,218 286
Old Dominion Freight Line  7,289 1,467
O'Reilly Automotive (2) 561 647
Ovintiv  1,018 40
Owens Corning  1,383 245
Packaging Corp. of America  459 105
Parker-Hannifin  1,637 1,038
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (2)
(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  2,591 31
PepsiCo  587 97
Permian Resources  26,988 368
PG&E  2,337 47
Phillips 66  532 65
Planet Fitness, Class A (2) 3,531 277
Procter & Gamble  15,528 2,565
Progressive  6,207 1,507
Prologis, REIT  6,590 744
PTC (2) 3,337 618
Public Storage, REIT  6,968 2,293
QUALCOMM  4,940 804
Quanta Services  202 61
Quest Diagnostics  5,906 914
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (2)(4)(5) 16,193 3
Range Resources  32,249 968
Rayonier, REIT  2,559 80
Realty Income, REIT  3,950 235
Regency Centers, REIT  6,673 477
Regeneron Pharmaceuticals (2) 781 655
Reliance  1,713 491
Repligen (2) 1,157 155
Republic Services  6,642 1,315
Revvity  7,517 891
Rexford Industrial Realty, REIT  10,722 460

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rockwell Automation  3,034 809
Roper Technologies  1,156 622
Ross Stores  5,110 714
Royal Gold  459 67
RPM International  573 73
S&P Global  346 166
Salesforce  2,727 795
SBA Communications, REIT  857 197
Schlumberger  50,617 2,028
ServiceNow (2) 1,452 1,355
Sherwin-Williams  6,699 2,403
Simon Property Group, REIT  3,234 547
Snowflake, Class A (2) 241 28
Soleno Therapeutics (2) 800 44
Southern  699 64
Standardaero (2) 1,560 45
Stanley Black & Decker  632 59
Starbucks  5,392 527
Steel Dynamics  6,416 837
Stryker  1,492 532
Sun Communities, REIT  2,327 309
Synopsys (2) 1,165 598
T-Mobile U.S.  11,524 2,572
Targa Resources  1,193 199
TechnipFMC  25,864 690
Tenet Healthcare (2) 5,408 838
Terreno Realty, REIT  4,233 254
Tesla (2) 3,298 824
Texas Instruments  6,536 1,328
Texas Pacific Land  27 31
Thermo Fisher Scientific  6,193 3,383
TJX  8,955 1,012
Tractor Supply  2,924 776
TransDigm Group  93 121
TransUnion  1,886 191
Travelers  3,049 750
Uber Technologies (2) 16,264 1,172
Union Pacific  3,712 861
UnitedHealth Group  8,246 4,655
Upwork (2) 22,027 299
Uranium Energy (2) 7,410 55
Valero Energy  1,490 193
Vaxcyte (2) 212 23

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ventas, REIT  6,279 411
Veralto  311 32
Verisk Analytics  1,071 294
VICI Properties, REIT  5,132 163
Viper Energy  3,989 207
Visa, Class A  17,173 4,978
Vornado Realty Trust, REIT  2,582 107
Vulcan Materials  341 93
Walmart  29,469 2,415
Warrior Met Coal  2,221 140
Waste Connections  2,224 393
Weatherford International  690 55
Welltower, REIT  4,866 656
Western Alliance Bancorp  4,133 344
Westinghouse Air Brake Technologies  6,959 1,308
Weyerhaeuser, REIT  4,200 131
Williams  14,296 749
WP Carey, REIT  1,196 67
Xcel Energy  18,681 1,248
Zoetis  330 59
257,760
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (2)(4)(5) 2,160 4
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (2)(4)(5) 618 1
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (2)(4)(5) 4 5
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (2)(4)(5) 6,404 23
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (2)
(4)(5) 348 30
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (2)
(4)(5) 927 81
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (2)
(4)(5) 96 8
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (2)(4)(5) 1,051 25
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (2)(4)
(5) 1,103 21
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (2)(4)(5) 255 27
Jetti Holdings, Series D, Acquisition Date: 9/20/22 -
10/19/22, Cost $144 (2)(4)(5) 1,084 144

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (2)(4)(5) 2,594 220
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (2)(4)(5) 2,843 242
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (2)(4)(5) 2,783 26
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (2)(4)(5) 971 9
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (2)(4)(5) 1,666 86
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (2)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition
Date: 1/15/21, Cost $2 (2)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (2)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (2)(4)(5) 1,491 13
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (2)(4)(5) 5,423 47
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (2)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (2)
(4)(5) 1,669 134
1,180
Corporate Bonds 3.1%
AbbVie, 2.95%, 11/21/26  145,000 141
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 151
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 101
Ally Financial, 2.20%, 11/2/28  120,000 107
Altria Group, 2.35%, 5/6/25  40,000 39
Ameren, 5.70%, 12/1/26  185,000 188
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  139,833 128
American Express, VR, 6.489%, 10/30/31 (6) 285,000 306
American Tower, 1.45%, 9/15/26  355,000 334
Amphenol, 2.20%, 9/15/31  105,000 88
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 56
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 200
AT&T, 2.75%, 6/1/31  215,000 188

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Athene Global Funding, 4.86%, 8/27/26 (3) 175,000 174
Atlassian, 5.25%, 5/15/29  35,000 35
Autodesk, 2.40%, 12/15/31  135,000 115
AutoZone, 3.125%, 4/21/26  170,000 166
AutoZone, 3.75%, 6/1/27  70,000 68
Bank of America, 3.50%, 4/19/26  400,000 394
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 108
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 226
Banner Health, 1.897%, 1/1/31  65,000 55
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 104
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 179
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 172
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 24
BlackRock Funding, 4.70%, 3/14/29  50,000 50
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 30
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (3) 100,000 95
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 190
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 76
Cadence Design Systems, 4.30%, 9/10/29  60,000 59
Cameron LNG, 2.902%, 7/15/31 (3) 40,000 35
Cameron LNG, 3.701%, 1/15/39 (3) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 121
Cardinal Health, 3.75%, 9/15/25  80,000 79
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (3)
(10) 19,004 20
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (3)
(10) 29,330 32
Carvana, 14.00%, 6/1/31, (14.00% PIK) (3)(10) 35,286 42
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 243
Centra Health, 4.70%, 1/1/48  385,000 330
Charter Communications Operating, 4.908%, 7/23/25  12,000 12
Charter Communications Operating, 6.10%, 6/1/29  80,000 82
Charter Communications Operating, 6.15%, 11/10/26  155,000 158
Cigna Group, 3.25%, 4/15/25  250,000 248
Citigroup, 4.45%, 9/29/27  70,000 69
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 309
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 97
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29 (3) 315,000 281
CommonSpirit Health, 2.782%, 10/1/30  50,000 44
Corebridge Financial, 4.40%, 4/5/52  375,000 307
Corebridge Global Funding, 4.65%, 8/20/27 (3) 60,000 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cox Communications, 5.45%, 9/1/34 (3) 105,000 102
CRH America Finance, 3.95%, 4/4/28 (3) 400,000 389
Crown Castle, 2.10%, 4/1/31  250,000 210
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 2.70%, 8/21/40  540,000 359
Diamondback Energy, 5.15%, 1/30/30  35,000 35
Discover Financial Services, 3.75%, 3/4/25  15,000 15
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 128
Elevance Health, 4.65%, 1/15/43  20,000 18
Energy Transfer, 5.25%, 4/15/29  120,000 121
Energy Transfer, 5.60%, 9/1/34  175,000 176
ERAC USA Finance, 5.40%, 5/1/53 (3) 300,000 298
Essex Portfolio, 2.65%, 3/15/32  135,000 114
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30 (3) 200,000 180
Extra Space Storage, 4.00%, 6/15/29  145,000 139
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 54
FirstEnergy Transmission, 4.35%, 1/15/25 (3) 65,000 65
FirstEnergy Transmission, 5.00%, 1/15/35 (3) 60,000 59
Fiserv, 3.20%, 7/1/26  100,000 98
Fiserv, 5.45%, 3/15/34  175,000 177
Florida Gas Transmission, 4.35%, 7/15/25 (3) 215,000 214
Ford Motor Credit, 7.122%, 11/7/33  200,000 210
Foundry JV Holdco, 6.15%, 1/25/32 (3) 200,000 203
GATX, 6.90%, 5/1/34  270,000 298
General Motors, 4.00%, 4/1/25  55,000 55
General Motors Financial, 2.40%, 4/10/28  305,000 279
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.50%, 1/23/25  300,000 299
Goldman Sachs Group, 3.85%, 1/26/27  115,000 113
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 172
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 94
Hasbro, 3.00%, 11/19/24  150,000 150
HCA, 4.125%, 6/15/29  235,000 226
HCA, 5.45%, 9/15/34  85,000 84
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (3) 95,000 95
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak, 2.125%, 12/1/28  80,000 72

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Healthpeak, 2.875%, 1/15/31  45,000 40
High Street Funding Trust I, 4.111%, 2/15/28 (3) 100,000 96
Honeywell International, 1.10%, 3/1/27  275,000 255
Humana, 5.95%, 3/15/34  110,000 113
Hyundai Capital America, 1.30%, 1/8/26 (3) 145,000 139
Hyundai Capital America, 1.65%, 9/17/26 (3) 180,000 170
Hyundai Capital America, 1.80%, 10/15/25 (3) 55,000 53
Hyundai Capital America, 2.00%, 6/15/28 (3) 235,000 212
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 119
Ingersoll Rand, 5.176%, 6/15/29  170,000 173
Intercontinental Exchange, 3.75%, 12/1/25  75,000 74
Intercontinental Exchange, 5.25%, 6/15/31  75,000 76
Interpublic Group, 5.375%, 6/15/33  410,000 409
IQVIA, 6.25%, 2/1/29  50,000 52
John Deere Capital, 4.40%, 9/8/31  260,000 253
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 224
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 139
Kentucky Utilities, 4.375%, 10/1/45  65,000 55
Kilroy Realty, 3.45%, 12/15/24  40,000 40
Kilroy Realty, 4.25%, 8/15/29  25,000 24
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (3) 20,000 17
LYB International Finance II, 3.50%, 3/2/27  300,000 290
Marriott International, Series AA, 4.65%, 12/1/28  285,000 284
Mars, 4.75%, 4/20/33 (3) 125,000 122
MassMutual Global Funding II, 5.10%, 4/9/27 (3) 220,000 223
McDonald's, 1.45%, 9/1/25  65,000 63
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 97
Met Tower Global Funding, 1.25%, 9/14/26 (3) 245,000 231
Microchip Technology, 5.05%, 3/15/29  55,000 55
Micron Technology, 4.185%, 2/15/27  181,000 179
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (3) 110,000 107
Mississippi Power, 3.95%, 3/30/28  170,000 165
Moody's, 2.00%, 8/19/31  335,000 281
Morgan Stanley, 4.30%, 1/27/45  45,000 39
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 369
Motorola Solutions, 5.00%, 4/15/29  50,000 50
New York State Electric & Gas, 5.30%, 8/15/34 (3) 65,000 65
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 270
NiSource, 3.49%, 5/15/27  215,000 209
NiSource, 3.95%, 3/30/48  105,000 83
Northern Trust, 3.95%, 10/30/25  25,000 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nucor, 2.70%, 6/1/30  70,000 63
Nucor, 3.95%, 5/1/28  121,000 118
Occidental Petroleum, 5.375%, 1/1/32  105,000 104
Omnicom Group, 3.65%, 11/1/24  50,000 50
O'Reilly Automotive, 3.60%, 9/1/27  145,000 141
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
Owens Corning, 5.70%, 6/15/34  50,000 51
PACCAR Financial, 0.90%, 11/8/24  415,000 415
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 255
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 77
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 138
Principal Financial Group, 3.40%, 5/15/25  35,000 35
Public Storage Operating, 1.95%, 11/9/28  150,000 136
Realty Income, 2.20%, 6/15/28  70,000 64
Regency Centers, 4.125%, 3/15/28  35,000 34
Republic Services, 3.375%, 11/15/27  230,000 223
Revvity, 1.90%, 9/15/28  230,000 206
RGA Global Funding, 5.448%, 5/24/29 (3) 100,000 102
Roper Technologies, 2.95%, 9/15/29  60,000 55
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 49
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 127
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 112
SBA Tower Trust, 2.836%, 1/15/25 (3) 250,000 249
Sempra, 3.30%, 4/1/25  185,000 184
ServiceNow, 1.40%, 9/1/30  235,000 196
Sherwin-Williams, 4.80%, 9/1/31  175,000 174
Simon Property Group, 2.65%, 2/1/32  340,000 292
Solventum, 5.40%, 3/1/29 (3) 110,000 111
Southern, 5.70%, 3/15/34  90,000 94
Southern Gas Capital, 4.95%, 9/15/34  100,000 98
Targa Resources, 5.50%, 2/15/35  45,000 45
Targa Resources Partners, 5.00%, 1/15/28  75,000 74
Texas Instruments, 1.125%, 9/15/26  80,000 75
Texas Instruments, 1.375%, 3/12/25  45,000 44
Time Warner Cable, 6.55%, 5/1/37  13,000 12
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 21
Uber Technologies, 4.30%, 1/15/30  145,000 141
Union Pacific, 4.75%, 9/15/41  10,000 9

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,496 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  244,944 224
UnitedHealth Group, 3.75%, 7/15/25  40,000 40
UnitedHealth Group, 4.70%, 4/15/29  200,000 200
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 222
Waste Connections, 2.20%, 1/15/32  155,000 130
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 412
Williams, 5.15%, 3/15/34  35,000 34
Willis North America, 4.50%, 9/15/28  160,000 158
WP Carey, 3.85%, 7/15/29  115,000 110
24,761
Equity Mutual Funds 7.9%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (8) 1,820,547 43,493
T. Rowe Price Multi-Strategy Total Return Fund - I Class (8) 2,179,409 21,009
64,502
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 234
California, Build America, GO, 7.625%, 3/1/40  35,000 42
California State Univ., Series B, 2.795%, 11/1/41  250,000 185
Central Texas Regional Mobility Auth., Series E, 3.167%,
1/1/41  225,000 177
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 326
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 179
JobsOhio Beverage System, Liquid Profits, Series B,
3.985%, 1/1/29  15,000 15
Los Angeles Airport, Series C, Build America, 7.053%,
5/15/40  15,000 17
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 152
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series
B, 3.235%, 7/1/52  200,000 137
Miami-Dade County Transit System, Series B, Build
America, 5.624%, 7/1/40  160,000 165
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  123,000 138

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 20
Virginia Commonwealth Univ. Health System Auth., Series
A, 4.956%, 1/1/44  25,000 24
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 102
1,952
Non-U.S. Government Mortgage-Backed Securities 0.7%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (3) 59,809 50
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (3) 19,625 17
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (3) 55,540 46
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (3) 203,326 199
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  115,000 119
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class
A3, CMO, ARM, 2.189%, 9/25/51 (3) 69,999 63
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $106, 8.10%,
9/25/29 (4)(5) 106,452 106
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 7.078%, 11/15/34 (3) 50,000 1
Benchmark Mortgage Trust, Series 2023-V3, Class A3,
ARM, 6.363%, 7/15/56  145,000 151
Benchmark Mortgage Trust, Series 2024-V9, Class A3,
5.602%, 8/15/57  19,381 20
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  190,000 196
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (3) 150,000 120
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 5.922%, 10/15/36 (3) 225,000 221
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM,
3.526%, 11/10/49  55,000 52
CD Mortgage Trust, Series 2017-CD3, Class B, ARM,
3.984%, 2/10/50  110,000 66
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  25,000 25
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class
A3, CMO, ARM, 2.50%, 8/25/50 (3) 51,349 43

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 40
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 59
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 99
Connecticut Avenue Securities, Series 2021-R02, Class
2M1, CMO, ARM, SOFR30A + 0.90%, 5.757%, 11/25/41 (3) 10,662 11
Connecticut Avenue Securities Trust, Series 2024-R04,
Class 1A1, CMO, ARM, SOFR30A + 1.00%, 5.857%,
5/25/44 (3) 34,121 34
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (3) 12,486 12
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (3) 34,713 32
Extended Stay America Trust, Series 2021-ESH, Class B,
ARM, 1M TSFR + 1.494%, 6.298%, 7/15/38 (3) 88,886 89
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  12,954 13
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 741
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 346
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 280
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  405,000 400
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (3) 5,179 5
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (3) 100,000 82
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 25
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  65,000 63
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 64
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  41,719 41
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (3) 100,000 88
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (3) 30,071 27
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (3) 35,610 32

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11,
CMO, ARM, 1M TSFR + 0.944%, 5.682%, 8/25/50 (3) 7,997 7
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (3) 14,217 13
MHC Commercial Mortgage Trust, Series 2021-MHC, Class
B, ARM, 1M TSFR + 1.215%, 6.019%, 4/15/38 (3) 204,000 203
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 34
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 84
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 151
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (3) 126,143 105
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.952%, 10/25/59 (3) 6,663 7
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.184%, 12/25/49 (3) 181,656 152
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (3) 5,595 5
SG Residential Mortgage Trust, Series 2019-3, Class A1,
CMO, ARM, 2.703%, 9/25/59 (3) 540 —
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (3) 16,742 16
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.707%,
11/25/41 (3) 72,448 72
Structured Agency Credit Risk Debt Notes, Series 2024-
DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.107%,
5/25/44 (3) 28,666 29
Structured Agency Credit Risk Debt Notes, Series 2024-
HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.107%,
3/25/44 (3) 144,038 144
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (3) 9,844 10
Towd Point Mortgage Trust, Series 2024-3, Class A1B,
CMO, ARM, 5.16%, 7/25/65 (3) 94,847 93
Verus Securitization Trust, Series 2019-INV3, Class A1,
CMO, ARM, 3.692%, 11/25/59 (3) 21,052 21
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (3) 27,907 25
Verus Securitization Trust, Series 2023-INV1, Class A1,
CMO, STEP, 5.999%, 2/25/68 (3) 100,655 101
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust, Series 2015-
NXS2, Class A5, ARM, 3.767%, 7/15/58  75,000 74
5,464
Private Investment Companies 7.7%
Blackstone Partners Offshore Fund, Series E1 (4) 24,760 62,643
62,643
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,141
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 594
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 402
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 716
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,527
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 221
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,441
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 104
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 50
U.S. Treasury Bonds, 2.75%, 8/15/47  4,915,000 3,614
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 437
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 311
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 170
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 568
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 115
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 607
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 242
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 89
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 188
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 268
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 69
U.S. Treasury Bonds, 3.625%, 5/15/53  1,090,000 936
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 542
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 553
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 96
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 138
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 346
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 153
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 379
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 667
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  104,952 62
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  280,394 175
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  293,969 226

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  671,498 538
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  267,364 204
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  248,949 191
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  82,238 65
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  144,251 113
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  168,885 131
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  178,564 156
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  618,991 531
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  287,496 290
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  177,655 176
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  305,006 299
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  1,171,911 1,138
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  873,331 850
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  2,159,788 2,093
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27 (11) 4,269,178 4,088
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  550,593 505
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  613,900 560
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  423,248 381
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  701,476 655
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  199,118 197
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  114,858 110
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  353,335 347
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  784,858 716
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  144,972 140
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  195,981 189
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  1,126,218 1,103
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  383,509 367
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  250,113 248
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34 (11) 2,193,294 2,152
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  150,485 149
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  3,025,436 3,058
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,639,401 3,727
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  287,235 311
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 343
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 108
U.S. Treasury Notes, 1.25%, 8/15/31  535,000 442
U.S. Treasury Notes, 1.625%, 8/15/29  1,650,000 1,472
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,584
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 311
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 98
U.S. Treasury Notes, 3.625%, 8/31/29  1,605,000 1,569
U.S. Treasury Notes, 3.875%, 8/15/34  700,000 677
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 722

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 274
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,220
U.S. Treasury Notes, 4.125%, 10/31/27  1,195,000 1,195
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 492
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,113
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 151
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 360
57,056
Total United States (Cost $492,087) 605,567
VIETNAM 0.4%
Common Stocks 0.4%
Asia Commercial Bank  316,436 335
Bank for Foreign Trade of Vietnam (2) 137,081 507
Binh Minh Plastics  18,600 99
FPT  94,233 504
FPT Digital Retail (2) 6,195 43
Hoa Phat Group (2) 559,180 593
Khang Dien House Trading & Investment (2) 67,667 89
Military Commercial Joint Stock Bank  166,442 175
Mobile World Investment  48,100 126
Nam Long Investment  40,566 64
Phu Nhuan Jewelry  18,600 74
Saigon Beer Alcohol Beverage  23,400 51
Vietnam Dairy Products  24,700 65
Vietnam Engine & Agricultural Machinery  28,800 52
Vietnam Prosperity Bank  8,100 7
Vincom Retail (2) 13,700 10
Total Vietnam (Cost $2,052) 2,794
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Treasury Reserve Fund, 4.86% (8)(12) 9,297,414 9,297
Total Short-Term Investments (Cost $9,297) 9,297

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.86% (8)(12) 3,888,106 3,888
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,888
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.86% (8)(12) 1,676,252 1,676
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,676
Total Securities Lending Collateral (Cost $5,564) 5,564
Total Investments in Securities
100.5% of Net Assets
(Cost $655,955) $ 816,293
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 4 . All or a portion of this security is on loan at October 31, 2024.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,890 and represents 1.7% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,957 and represents 0.2% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this loan is unsettled as of October 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) At October 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OMR Rial Omani
OTC Over-the-counter

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
11/15/24 @ $79.00 785 6,227 (44)
Morgan Stanley
KE Holdings, Call,
11/15/24 @ $25.00 10 22 (1)
Morgan Stanley
KE Holdings, Call,
11/15/24 @ $26.00 10 22 —
Morgan Stanley
KE Holdings, Call, 1/17/25
@ $27.00 10 22 (1)
Morgan Stanley
KE Holdings, Call, 1/17/25
@ $28.00 7 15 (1)
Morgan Stanley
S&P 500 Index, Put,
12/20/24 @ $5,750.00 69 39,368 (1,006)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/20/24 @ $79.00 238 1,888 (10)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/20/24 @ $79.00 238 1,888 (24)
Total Options Written (Premiums $(753)) $ (1,087)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 800 19 17 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 2,000 45 46 (1)
Total United States 1
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/24/29 200 1 — 1
Total United States 1
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citigroup Global
Markets 11/29/24 USD 7,799 JPY 1,192,263 $ (77)
State Street 11/15/24 JPY 50,546 USD 346 (12)
State Street 11/29/24 USD 2,762 AUD 4,201 (3)
State Street 11/29/24 USD 3,600 CHF 3,109 (12)
State Street 11/29/24 USD 1,224 DKK 8,428 (7)
State Street 11/29/24 USD 12,155 EUR 11,223 (67)
State Street 11/29/24 USD 5,381 GBP 4,145 37
State Street 11/29/24 USD 729 HKD 5,660 —
State Street 11/29/24 USD 136 ILS 505 —
State Street 11/29/24 USD 205 NOK 2,242 1
State Street 11/29/24 USD 63 NZD 106 —
State Street 11/29/24 USD 1,208 SEK 12,831 2
State Street 11/29/24 USD 445 SGD 588 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (139)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 18 MSCI EAFE Index contracts 12/24 (2,115) $ 80
Short, 70 S&P 500 E-Mini Index contracts 12/24 (20,085) 349
Long, 26 U.S. Treasury Long Bond contracts 12/24 3,067 (156)
Long, 40 U.S. Treasury Notes five year contracts 12/24 4,289 (45)
Long, 15 U.S. Treasury Notes ten year contracts 12/24 1,657 (55)
Long, 24 U.S. Treasury Notes two year contracts 12/24 4,943 (57)
Long, 3 Ultra U.S. Treasury Bonds contracts 12/24 377 (24)
Short, 16 Ultra U.S. Treasury Notes ten year
contracts 12/24 (1,820) 88
Net payments (receipts) of variation margin to date 188
Variation margin receivable (payable) on open futures contracts $ 368

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.41%  $ (275) $ 14 $ 802
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.01%  (6) (688) 168
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.37%  (264) 678 1,090
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.74%  (11) 146 760
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.57%  (161) 1,666 1,384
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,630 11,792 340
T. Rowe Price International Bond Fund - I
Class, 3.44%  (1,064) 2,599 771
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.27%  — 222 152
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (175) 186 1,347
T. Rowe Price Government Reserve Fund,
4.86% — — —++
T. Rowe Price Treasury Reserve Fund, 4.86% — — 469
Affiliates not held at period end (4,665) 8,737 1,674
Totals $ (3,991)# $ 25,352 $ 8,957+

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.41%  $ 16,583 $ 803 $ 1,525 $ 15,875
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.01%  — 33,440 776 31,976
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.37%  17,787 1,093 2,014 17,544
T. Rowe Price Institutional
Emerging Markets Bond Fund  30,341 1,525 40,603 —
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.74%  8,369 760 361 8,914
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.57%  19,635 1,384 1,461 21,224
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  42,331 1,697 12,327 43,493
T. Rowe Price International
Bond Fund - I Class, 3.44%  24,329 770 4,364 23,334
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.27%  2,159 5,003 — 7,384
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,151 1,347 1,675 21,009
T. Rowe Price Government
Reserve Fund, 4.86% 3,057  ¤  ¤ 5,564
T. Rowe Price Treasury
Reserve Fund, 4.86% 18,210  ¤  ¤ 9,297
Total $ 205,614^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1,357 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $8,957 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $211,567.

T. ROWE PRICE Global Allocation Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $655,955) $ 816,293
Receivable for investment securities sold 1,855
Interest and dividends receivable 1,089
Receivable for shares sold 969
Foreign currency (cost $800) 792
Variation margin receivable on futures contracts 368
Cash 244
Unrealized gain on forward currency exchange contracts 40
Other assets 749
Total assets 822,399
Liabilities
Obligation to return securities lending collateral 5,564
Payable for investment securities purchased 2,161
Options written (premiums $753) 1,087
Payable for shares redeemed 577
Investment management fees payable 385
Unrealized loss on forward currency exchange contracts 179
Due to affiliates 25
Variation margin payable on centrally cleared swaps 2
Other liabilities 344
Total liabilities 10,324
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 812,075

T. ROWE PRICE Global Allocation Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 164,010
Paid-in capital applicable to 51,817,357 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 648,065
NET ASSETS $ 812,075
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $516,949; Shares outstanding: 32,994,755) $ 15.67
Advisor Class
(Net assets: $3,385; Shares outstanding: 217,833) $ 15.54
I Class
(Net assets: $291,741; Shares outstanding: 18,604,769) $ 15.68

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $387) $ 17,490
.
  Interest 4,144
Securities lending 34
Total income 21,668
Expenses
Investment management 5,600
Shareholder servicing
Investor Class $ 778
Advisor Class 8
I Class 42 828
Rule 12b-1 fees
Advisor Class 8
Prospectus and shareholder reports
Investor Class 88
Advisor Class 1
I Class 18 107
Custody and accounting 304
Legal and audit 154
Registration 85
Directors 3
Proxy and annual meeting 3
Miscellaneous 35
Waived / paid by Price Associates (1,268)
Total expenses 5,859
Net investment income 15,809

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $113) 34,288
Futures 3,612
Swaps 15
Options written (5,409)
Forward currency exchange contracts (24)
Foreign currency transactions (48)
Capital gain distributions from mutual funds 1,357
Net realized gain 33,791
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $190) 107,066
Futures (55)
Swaps 2
Options written (230)
Forward currency exchange contracts (230)
Other assets and liabilities denominated in foreign currencies 13
Change in net unrealized gain / loss 106,566
Net realized and unrealized gain / loss 140,357
INCREASE IN NET ASSETS FROM OPERATIONS $ 156,166

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,809 $ 17,843
Net realized gain 33,791 14,667
Change in net unrealized gain / loss 106,566 41,953
Increase in net assets from operations 156,166 74,463
Distributions to shareholders
Net earnings
Investor Class (12,874) (22,307)
Advisor Class (84) (123)
I Class (8,544) (8,145)
Decrease in net assets from distributions (21,502) (30,575)
Capital share transactions
*
Shares sold
Investor Class 71,838 83,180
Advisor Class 923 957
I Class 43,170 96,320
Distributions reinvested
Investor Class 12,046 14,937
Advisor Class 73 116
I Class 8,400 7,911
Shares redeemed
Investor Class (145,797) (350,350)
Advisor Class (1,619) (2,281)
I Class (84,177) (76,750)
Decrease in net assets from capital share
transactions (95,143) (225,960)

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase (decrease) during period 39,521 (182,072)
Beginning of period 772,554 954,626
End of period $ 812,075 $ 772,554
*Share information (000s)
Shares sold
Investor Class 4,819 6,218
Advisor Class 61 72
I Class 2,908 7,166
Distributions reinvested
Investor Class 851 1,166
Advisor Class 5 9
I Class 594 617
Shares redeemed
Investor Class (9,803) (25,479)
Advisor Class (110) (170)
I Class (5,727) (5,727)
Decrease in shares outstanding (6,402) (16,128)

T. ROWE PRICE Global Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global
Allocation Fund (Investor Class), the Global Allocation Fund–Advisor Class
(Advisor Class) and the Global Allocation Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are

T. ROWE PRICE Global Allocation Fund

recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Global Allocation Fund

New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Global Allocation Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Global Allocation Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 26 $ — $ 26
Fixed Income Securities
1
— 97,087 — 97,087
Bond Mutual Funds 126,251 — — 126,251
Common Stocks 280,057 163,086 167 443,310
Convertible Preferred Stocks — — 1,684 1,684
Equity Mutual Funds 64,502 — — 64,502
Non-U.S. Government
Mortgage-Backed Securities — 5,358 106 5,464
Preferred Stocks — 465 — 465
Private Investment
Companies — — 62,643 62,643
Short-Term Investments 9,297 — — 9,297
Securities Lending Collateral 5,564 — — 5,564
Total Securities 485,671 266,022 64,600 816,293
Swaps* — 3 — 3
Forward Currency Exchange
Contracts — 40 — 40
Futures Contracts* 517 — — 517
Total $ 486,188 $ 266,065 $ 64,600 $ 816,853
Liabilities
Options Written $ — $ 1,087 $ — $ 1,087
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 179 — 179
Futures Contracts* 337 — — 337
Total $ 337 $ 1,267 $ — $ 1,604
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Government Bonds, Municipal Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2024, totaled $5,107,000 for the year ended October 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
10/31/24
Investment in Securities
Common Stocks $ 156 $ 86 $ — $ (75) $ 167
Convertible Preferred Stocks 1,372 240 82 (10) 1,684
Non-U.S. Government Mortgage-
Backed Securities — — 110 (4) 106
Private Investment Companies 59,932 5,711 — (3,000) 62,643
Total $ 61,460 $ 6,037 $ 192 $ (3,089) $ 64,600

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$167 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
5.0x
– 13.3x
11.5x Increase
Gross profit
growth rate
25%
- 29%
29% Increase
Enterprise
value to sales
multiple
1.7x
– 10.8x
9.1x Increase
Sales growth
rate
24%
- 29%
29% Increase
Premium
to public
company
multiples
25% 25% Increase
Discount for
liquidation
preference
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 1,684 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainty
20% 20% Decrease
Market
comparable
Premium
to public
company
multiples
15%
- 30%
24% Increase
Enterprise
value to gross
profit multiple
6.4x
– 20.1x
16.7x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 8.4x
7.6x Increase
Gross profit
growth rate
23%
- 55%
46% Increase
Enterprise
value to sales
multiple
1.9x
– 15.4x
5.4x Increase
Projected
enterprise
value to sales
multiple
2.6x
– 5.1x
3.0x Increase
Sales growth
rate
19%
- 55%
31% Increase
Enterprise
value to EBIT
multiple
8.4x
– 11.0x
10.1x Increase
EBIT growth
rate
26% 26% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
11.3x
– 25.0x
20.5x Increase
Discount for
dilution
43% 43% Decrease
Discount
to public
company
multiples
25% 25% Decrease
Discount rate
for cost of
capital
15%
- 25%
21% Decrease
Discount for
uncertainty
10%
- 60%
35% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Mortgage-
Backed
Securities
$ 106 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 62,643 Rollforward of
Investee NAV
Estimated
return
0.80% 0.80% Increase

T. ROWE PRICE Global Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Global Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 1
Interest rate derivatives Futures 88
Foreign exchange derivatives Forwards 40
Credit derivatives Centrally Cleared Swaps 2
Equity derivatives Futures 429
*
Total $ 560
*
Liabilities
Interest rate derivatives Futures $ 337
Foreign exchange derivatives Forwards 179
Credit derivatives Centrally Cleared Swaps, Options
Written 79
Equity derivatives Options Written 1,009
Total $ 1,604
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 38 $ 211 $ — $ — $ 249
Foreign exchange
derivatives — — (24) — (24)
Credit derivatives — — — 15 15
Equity derivatives (5,447) 3,401 — — (2,046)
Total $ (5,409) $ 3,612 $ (24) $ 15 $ (1,806)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ — $ — $ 1 $ 1
Interest rate derivatives (1) 44 — — 43
Foreign exchange
derivatives — — (230) — (230)
Credit derivatives (12) — — 1 (11)
Equity derivatives (217) (99) — — (316)
Total $ (230) $ (55) $ (230) $ 2 $ (513)

T. ROWE PRICE Global Allocation Fund

requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the

T. ROWE PRICE Global Allocation Fund

same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, securities valued at $794,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of October 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $1,239,000. As of October 31,
2024, securities valued at $1,311,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 4% and 6% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts

T. ROWE PRICE Global Allocation Fund

to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31,
2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and

T. ROWE PRICE Global Allocation Fund

put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 7% of net assets.
Swaps  The fund is subject to credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Global Allocation Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2024, the notional amount of protection sold by the fund totaled $2,800,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Global Allocation Fund

During the year ended October 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Global Allocation Fund

TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership

T. ROWE PRICE Global Allocation Fund

interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of October 31, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $5,308,000; the value of cash collateral and related investments was $5,564,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $269,337,000 and $369,721,000, respectively, for the year ended
October 31, 2024. Purchases and sales of U.S. government securities aggregated $43,145,000 and $42,076,000, respectively, for the year ended
October 31, 2024.

T. ROWE PRICE Global Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 21,502 $ 30,575
($000s)
Cost of investments $ 687,054
Unrealized appreciation $ 196,744
Unrealized depreciation (68,718)
Net unrealized appreciation (depreciation) $ 128,026

T. ROWE PRICE Global Allocation Fund

At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended October 31, 2024, the fund utilized
$3,051,000 of capital loss carryforwards. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 16,631
Undistributed long-term capital gain 19,354
Net unrealized appreciation (depreciation) 128,026
Other temporary differences (1)
Total distributable earnings (loss) $ 164,010

T. ROWE PRICE Global Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Global Allocation Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $222,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2024, expenses incurred pursuant to these service agreements were $122,000 for Price Associates; $211,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.04% 1.15% 0.05%
Expense limitation date 02/28/26 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $— $(3) $(118)

T. ROWE PRICE Global Allocation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended October 31,
2024, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 77
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.69% 18
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class 0.64% 98
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 203

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$735,000, $5,000 and $407,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended October 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2024.
NOTE 8 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2024, the fund incurred $3,000 in interest expense related to outstanding borrowings on two days in the average amount of $7,800,000 and at an average annual rate of
6.94%. At October 31, 2024, there were no borrowings outstanding.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 48
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 103
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.63% 267
T. Rowe Price International Bond Fund - I Class 0.48% 117
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 22
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 194
Total Management Fee Waived $ 1,147

T. ROWE PRICE Global Allocation Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global
Allocation Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Allocation Fund, Inc. (the
"Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,039,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $7,030,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,896,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024